Events After the Reporting Period	12 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [Abstract]
Events After the Reporting Period [Text Block]

28. Events After the Reporting Period

Subsequent to the end of the reporting period:

• Between April 1, 2026 and July 7, 2026, 4,825 stock options exercisable at a weighted average exercise price of CDN $146.15 per share expired or were forfeited;

• On June 30, 2026 the Company issued the third tranche of 1,500 Series A convertible preferred shares for gross proceeds of $1,425,000. In addition, the Company and the Series A convertible preferred share investor amended the Securities Purchase Agreement dated November 14, 2025 to increase the Series A convertible preferred shares issuable under the Agreement by $2,000,000;

In addition, subsequent to the end of the reporting period, the Company completed the following transactions which each increased the share capital of the Company:

• Between April 1, 2026 and June 17, 2026 1,351 Series A convertible preferred shares were converted into 1,494,423 common shares of the company, and the Series A convertible preferred share liability of $1,643,214 as at March 31, 2026 was transferred to share capital;

• Between July 1, 2026 and July 7, 2026, a total of 100 Series A convertible preferred shares were converted into 88,909 common shares of the Company;

• On June 15, 2026, 256,410 common shares were issued to a company controlled by a director of the Company pursuant to the exercise of 256,410 warrants at US$0.78 per share for gross proceeds of $200,000;

• On June 30, 2026, the Company issued 257,638 common shares at $1.44 per share to pay for $371,000 of accrued interest to June 30, 2026 on convertible debentures to the convertible debenture investors. The convertible debenture investors are related parties and include a company controlled by a director of the Company, and companies controlled by the CEO and director of the Company;

• On June 30, 2026, the Company issued 552 Series B convertible preferred shares to companies controlled by the CEO and director of the Company for the conversion of $524,400 of loans from the same companies;

• On June 30, 2026 the Company issued 1,640 Series B convertible preferred shares to a company controlled by the CEO and director of the Company for the conversion of $1,558,000 of convertible debentures from the same company.